UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2018
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION
20.	UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial information for each of the quarters in the years ended December 31, 2018 and 2017 is presented below (dollars in thousands, except per share data):

	March 31, 2018	June 30, 2018	September 30, 2018	December 31, 2018
Total revenues	$88,755	$102,673	$104,566	$122,305
Net income	$9,630	$24,344	$20,740	$31,009
Earnings per share — Basic	$0.34	$0.87	$0.68	$0.95
Earnings per share — Diluted	$0.34	$0.87	$0.68	$0.95

	March 31, 2017	June 30, 2017	September 30, 2017	December 31, 2017
Total revenues	$79,266	$79,832	$86,219	$107,934
Net income (loss)	$5,052	$2,880	$(12,504)	$7,170
Earnings (loss) per share — Basic	$0.16	$0.09	$(0.43)	$0.25
Earnings (loss) per share — Diluted	$0.16	$0.09	$(0.43)	$0.25